Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of translation of amounts exchange rates
	September 30, 2021	March 31, 2021	September 30, 2020
Balance sheet items, except for equity accounts	6.4434	6.5518	6.7896
Items in the statements of income(loss) and comprehensive income(loss), and statements of cash flows	6.4646	6.7834	6.9997

Schedule of useful life of property, plant and equipment
	Residual value rate	Useful Lives
Machinery	5%	10 years
Electric equipment	5%	3-5 years
Office equipment	5%	5 years
Vehicles	5%	4 years
Leasehold improvement cost	5%	3-10 years

Schedule of customer concentration risk
	For the six months ended September 30,
	2021 (Unaudited)	2020 (Unaudited)
Customer A	34.1%	13.7%
Customer B	10.0%	0%

	As of
	September 30, 2021 (Unaudited)	March 31, 2021
Customer A	5.4%	14.11%
Customer B	6.8%	0%
Customer C (related party customer)	20.0%	19.94%

Schedule of supliers concentration risk
	For the six months ended September 30,
	2021 (Unaudited)	2020 (Unaudited)
Supplier A	31.93%	21.42%
Supplier B	23.90%	19.68%
Supplier C	15.58%	17.29%

	As of
	September 30, 2021 (Unaudited)	March 31, 2021
Supplier A	18.83%	23.50%
Supplier B	8.60%	8.67%
Supplier C	11.04%	7.76%